Note 13 (Tables)	6 Months Ended
Jun. 30, 2024
Financial Assets At Amortised Cost [Abstract]
Financial assets at amortised cost [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheets according to the nature of the financial instrument is as follows:

Financial assets at amortized cost (Millions of Euros)
	Notes	June 2024	December 2023
Debt securities		58,450	49,462
Loans and advances to central banks		7,355	7,151
Loans and advances to credit institutions		21,604	17,477
Loans and advances to customers		393,803	377,643
Government		23,321	23,265
Other financial corporations		14,028	13,251
Non-financial corporations		179,812	171,063
Other		176,643	170,063
Total	7	481,213	451,732
Of which: impaired assets of loans and advances to customers	6.2	14,672	14,444
Of which: loss allowances of loans and advances	6.2	(11,242)	(11,316)
Of which: loss allowances of debt securities		(68)	(82)

Loans and advances to customers [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheets according to the nature of the financial instrument is as follows:

Loans and advances to customers (Millions of Euros)
	June 2024	December 2023
On demand and short notice	4,402	3,040
Credit card debt	24,535	22,889
Trade receivables	26,258	25,096
Finance leases	9,728	9,463
Reverse repurchase agreements	65	92
Other term loans	324,310	312,186
Advances that are not loans	4,506	4,877
Total	393,803	377,643